Other disclosures	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Other disclosures
Other disclosures
5.1 Share-based payment schemes

Share-based payment expensed in the income statement
DKK million	2023	2022	2021
Restricted stock units to employees	365	265	189
Long-term share-based incentive programme (Management Board)[1]	304	250	234
Long-term share-based incentive programme (Management group below Management Board)	1,271	819	598
Restricted stock units to individual employees	209	205	19
Share-based payment expensed in the income statement	2,149	1,539	1,040
1. In 2021, Novo Nordisk introduced a new share-based compensation programme with terms, which amortises the grant date valuation over three years (the 2020 programme was amortised over four years). The 2023 expense includes amortisation of the 2020, 2021, 2022 and 2023 programmes.

Restricted stock units to employees
In connection with Novo Nordisk's 100 year anniversary and in appreciation of the efforts of employees during recent years, as of 1 February 2023, all eligible employees in the company were offered 74 restricted stock units. Each restricted stock unit gives the holder the right to receive one Novo Nordisk B share free of charge in August 2026, subject to continued employment. The cost of the DKK 1,331 million programme is amortised over the vesting period.
Long-term share-based incentive programme

Management Board
During 2023, Management Board participated in four long-term incentive programmes (LTIP) which commenced in 2020, 2021, 2022 and 2023 respectively.

The LTIPs commenced in 2021, 2022 and 2023 have a three-year performance period, subject to continued employment, and a subsequent two-year holding period. Targets are set at the beginning of the performance period and include determination of threshold, on-target level of performance and level of performance to achieve maximum allocation of shares. The maximum share allocation at grant cannot exceed 26 months' base salary for the CEO, 19.5 months' base salary for executive vice presidents and up to 15.6 months' base salary for senior vice presidents. Hence the LTIP is capped at a number of shares at the time of grant. Financial targets are set by the Board for a three-year period, and are linked to three-year average growth in sales and operating profit, while every year the Board has set the non-financial targets for a one-year period. All targets are aligned to Novo Nordisk's Strategic Aspirations 2025: Purpose and sustainability, Innovation and therapeutic focus, Commercial execution and Financials. Target achievement is assessed by the Board.

The grant date of the 2023-programme was February 2023, and the share price used for the determining the grant date fair value of the award (DKK 456) was the average share price for Novo Nordisk B shares on Nasdaq Copenhagen in the period 2-16 February 2023, adjusted for the expected dividend. Based on the split of participants at the grant date, 46% of the allocated shares is be allocated to members of Executive Management and 54% to other members of the Management Board.

The LTIP which commenced in 2020 is likewise subject to a three-year performance period in which the number of allocated shares may increase or decrease in line with performance, which is linked to financial targets, including sales growth and economic value creation, and non-financial targets, including achievement of clinical trial milestones and market authorisation for specific products. The maximum share allocation is capped in a similar way as the LTIPs described above.

All restricted stock units and shares allocated to Management are settled by transfers of treasury shares at the time of vesting.

Management group below the Management Board
The Management group below the Management Board has a share-based incentive programme with similar performance criteria as Management Board. Financial targets are set by the Board for a three-year period, while the non-financial targets have been set by the Board each year.

On 31 December 2023, a total of 18.9 million shares (21.4 million in 2022 and 19.8 million in 2021) were outstanding including all ongoing programmes.

ACCOUNTING POLICIES
Novo Nordisk operates equity-settled, share-based compensation plans.
The fair value of the employee services received in exchange for the grant of shares is recognised as an expense and allocated over the vesting period.

The total amount to be expensed over the performance and vesting period is determined by reference to the fair value of the shares granted, excluding the impact of any non-market vesting conditions. The fair value is fixed at the grant date, and adjusted for expected dividends during the vesting period. Non-market vesting conditions are included in assumptions about the number of shares that are expected to vest. At the end of each reporting period, Novo Nordisk revises its estimates of the number of shares expected to vest. Novo Nordisk recognises the impact of the revision of the original estimates, if any, in the income statement and in a corresponding adjustment to equity (change in proceeds) over the remaining vesting period. Adjustments relating to previous years are included in the income statement in the year of adjustment.

General terms and conditions of 2020-2023 programmes[1]
	Employees' 100 year anniversary programme	Management Board				Management group below Management Board				Individual employees
	2023	2023	2022	2021	2020	2023	2022	2021	2020	2023	2022	2021
Preliminary number of shares to be allocated[2] (million)	3.0	0.6	0.7	1.0	0.9	3.1	3.3	3.0	2.4	0.3	0.8	0.3
Fair value per restricted stock unit at grant date (DKK)	446	456	320	212	206	456	320	212	206	544	371	269
Performance and vesting period	2023 to 2026	2023 to 2025	2022 to 2024	2021 to 2023	2020 to 2023	2023 to 2025	2022 to 2024	2021 to 2023	2020 to 2023	2023 to 2026	2022 to 2025	2021 to 2024
Allocation date	Aug 2026	Feb 2026	Feb 2025	Feb 2024	Feb 2024	Feb 2026	Feb 2025	Feb 2024	Feb 2024	2026	2025	2024
Amortisation period	3.5 years	3 years	3 years	3 years	4 years	3 years	3 years	3 years	4 years	3 years	3 years	3 years
1. As of 13 September 2023, the trading unit of the Novo Nordisk B shares listed on NASDAQ Copenhagen and ADRs listed on the New York Stock Exchange (NYSE) was changed from DKK 0.20 to DKK 0.10. Comparative figures have been restated to reflect the change in trading unit from DKK 0.20 to DKK 0.10. 2. The number of shares to be allocated under the LTIPs to Management Board and management group below Management Board, respectively, may potentially be reduced or increased depending on whether Novo Nordisk's performance during the three-year performance period is higher or lower compared to targets determined by the Board. The maximum number is capped.

5.2 Commitments

Contractual obligations not recognised in the balance sheet
DKK million (undiscounted)	Current	Non-current	Total
2023
Leases[1]	144	2,053	2,197
Research and development obligations	8,678	13,235	21,913
Research and development – potential milestone payments[2]	1,234	27,311	28,545
Commercial product launch – potential milestone payments[2]	—	12,952	12,952
Purchase obligations relating to investments in property, plant and equipment	4,222	1,693	5,915
Purchase obligations relating to contract manufacturers	6,315	26,792	33,107
Other purchase obligations	7,151	5,888	13,039
Total obligations not recognised in the balance sheet	27,744	89,924	117,668
2022
Leases[1]	205	1,641	1,846
Research and development obligations	5,988	7,582	13,570
Research and development – potential milestone payments[2]	376	5,011	5,387
Commercial product launch – potential milestone payments[2]	—	7,598	7,598
Purchase obligations relating to investments in property, plant and equipment	1,696	1,427	3,123
Purchase obligations relating to contract manufacturers	3,537	9,825	13,362
Other purchase obligations	15,225	4,541	19,766
Total obligations not recognised in the balance sheet	27,027	37,625	64,652
1. Predominantly relates to estimated variable property taxes, leases committed but not yet commenced and low value leases. 2. Potential milestone payments are associated with uncertainty because they are linked to successful achievements in research activities.

Contractual obligations
Research and development obligations include contingent payments related to achieving development milestones. Such amounts entail uncertainties in relation to the period in which payments are due because a proportion of the obligations are dependent on milestone achievements. Exercise fees and subsequent milestone payments under in-licensing option agreements are excluded, as Novo Nordisk is not contractually obligated to make such payments. Commercial product launch milestones include contingent payments solely related to achievement of a commercial product launch following regulatory approval. The increase in research and development obligation is driven by the general increase in business activities.

Commercial milestones, royalties and other payments based on a percentage of sales generated from sale of goods following marketing approval are excluded from the contractual commitments analysis because of their contingent nature, related to future sales.

The purchase obligations related to investments in property, plant and equipment primarily relates to production capacity expansion projects. Novo Nordisk expects to fund these commitments with existing cash and cash flow from operations.

Other purchase commitments mainly consist of commitments related to promotional and media activities, professional and consulting activities and strategic sourcing contracts.

The contractual obligations not recognised in the balance sheet represent contractual payments and are not discounted and are not risk-adjusted.

Other guarantees
Other guarantees amount to DKK 1,878 million (DKK 1,222 million in 2022). Other guarantees primarily relate to performance guarantees issued by Novo Nordisk.
5.3 Acquisition of businesses

Fair value recognised at date of acquisition
2022
DKK million	Forma Therapeutics
Intellectual property rights	5,766
Other intangible assets	492
Financial assets	77
Marketable securities	1,470
Cash	1,027
Deferred tax assets (liabilities), net	(709)
Other net assets	(21)
Net identifiable assets acquired	8,102
Goodwill	—
Consideration transferred	8,102
Cash acquired	(1,027)
Cash used for acquisition of businesses	7,075

Business combinations in 2023
No transactions completed during 2023 were classified as acquisitions of businesses.

Business combinations in 2022
On 14 October 2022, Novo Nordisk acquired all outstanding shares of the publicly held US company Forma Therapeutics Holdings, Inc. at a price of USD 20 per share via a cash tender offer, equal to a total purchase price of DKK 8,102 million. At end of 2022, the initial accounting for goodwill, intellectual property rights, other intangible assets and deferred tax assets and liabilities remained provisional. The valuation of these were finalised in 2023 with the result that net deferred tax liabilities were reduced retrospectively by DKK 524 million to a total of DKK 709 million. The reduction was offset by a corresponding amount to goodwill. The valuation of intellectual property rights and other intangible assets remain unchanged.

ACCOUNTING POLICIES
The acquisition method of accounting is used to account for all business combinations.

The purchase price for a business comprises the fair values of the assets transferred, liabilities incurred to the former owners including warrant holders of the acquired business and the fair value of any asset or liability resulting from a contingent consideration arrangement. Any amount of the purchase price which effectively comprises a settlement of a pre-existing relationship is not part of the exchange for the acquiree and is therefore not included in the consideration for the purpose of applying the acquisition method. Settlements of pre-existing relationships are accounted for as separate transactions in accordance with the relevant IFRS standards.

Identifiable assets and liabilities and contingent liabilities assumed are measured at fair value at the date of acquisition by applying relevant valuation methods. Acquisition-related costs are expensed as incurred. Goodwill is recognised at the excess of purchase price over the fair value of net identifiable assets acquired and liabilities assumed.

KEY ACCOUNTING ESTIMATES IN DETERMINING THE FAIR VALUE OF
INTANGIBLE ASSETS
The application of the acquisition method involves the use of significant estimates because the identifiable net assets of the acquiree are recognised at their fair value for which observable market prices are typically not available. This is particularly relevant for intangible assets which require use of valuation techniques typically based on estimates of present value of future uncertain cash flows. For the 2022 acquisition of Forma Therapeutics Holdings, Inc. valuations of intellectual property rights were based on estimated and risk adjusted net present value of future cash flows.
5.4 Related party transactions

Material transactions with related parties
DKK million	2023	2022	2021
Novo Holdings A/S
Purchase of Novo Nordisk B shares	8,775	6,984	6,695
Dividend payment to Novo Holdings A/S	9,028	7,207	6,144
NNIT Group
Services provided by NNIT	436	660	593
Dividend payment from NNIT	—	—	(4)
Altasciences Group
Services provided by Novo Nordisk	—	—	—
Services provided by Altasciences	229	70	11
Novozymes Group
Services provided by Novo Nordisk	(48)	(78)	(116)
Services provided by Novozymes	112	92	78

Novo Nordisk A/S is controlled by Novo Holdings A/S (incorporated in Denmark), which owns 28.1% of the share capital in Novo Nordisk A/S, representing 77.1% of the total number of votes. The remaining shares are widely held. The ultimate parent of the Group is the Novo Nordisk Foundation (incorporated in Denmark). Both entities are considered related parties.

As associated companies of Novo Nordisk A/S, NNIT Group and Churchill Stateside Solar Fund XIV, LLC ('CS Solar Fund XIV') are considered related parties. As associated companies of Novo Holdings A/S, Unchained Labs, Inc. and Altasciences Company Inc. are considered related parties to Novo Nordisk A/S. As Novo Holdings is a controlling shareholder, the Novozymes Group, Sonion Group and Xellia Pharmaceuticals are also considered to be related parties, as well as the Board of Directors and Executive Management of Novo Nordisk A/S.

In 2023, Novo Nordisk A/S acquired 14,025 B shares, worth DKK 8.8 billion, from Novo Holdings A/S as part of the DKK 30.0 billion share repurchase programme. The transaction price for each transaction was calculated as the average market price in the open window period following the announcements of the financial results for the first and third quarters in 2023.

There were no transactions with the Board of Directors or Executive Management besides remuneration.

There were no material unsettled balances with related parties at the end of the year.
5.5 Fees to statutory auditors

DKK million	2023	2022	2021
Statutory audit[1]	30	38	26
Audit-related services	3	2	3
Tax advisory services	8	3	4
Other services	18	12	4
Total fees to statutory auditors	59	55	37
1. 2022 statutory audit fee includes DKK 9 million of additional fee related to 2021.
Fees for services other than statutory audit of the financial statements amount to DKK 29 million (DKK 17 million in 2022 and DKK 11 million in 2021).

In 2023, Deloitte Statsautoriseret Revisionspartnerselskab provided other services than statutory audit in the amount of DKK 18 million (DKK 12 million in 2022 and
DKK 6 million in 2021) which relate to tax due diligence and transfer pricing, management consulting for strategic projects, leadership training, review of ESG data and other assurance assessments and opinions.
5.6 General accounting policies

Principles of consolidation
The consolidated financial statements incorporate the financial statements of the parent company Novo Nordisk A/S and entities controlled by Novo Nordisk A/S. Control exists when Novo Nordisk has effective power over the entity and has the right to variable returns from the entity. The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition and up to the effective date of disposal.

Functional and presentation currency
Items included in the financial statements of Novo Nordisk's entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The consolidated financial statements are presented in Danish kroner (DKK), which is also the functional and presentation currency of the parent company.

Translation of transactions and balances
Foreign currency transactions are translated into the functional currency using the prevailing exchange rates at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities are recognised in the income statement. Foreign currency differences arising from the translation of effective qualifying cash flow hedges are recognised in other comprehensive income.

Translation of Group companies
Financial statements of foreign subsidiaries are translated into DKK at the exchange rates prevailing at the end of the reporting period for balance sheet items, and at average exchange rates for income statement items. All effects of exchange rate adjustments are recognised in other comprehensive income.
5.7 Companies in the Novo Nordisk Group

Activity:	•	Sales and marketing	•	Production
	•	Research and development	•	Services/investments

Company and country		Activity
Parent company
Novo Nordisk A/S, Denmark		•	•	•	•

Subsidiaries by geographical area

Company and country	Percentage of shares owned	Activity
North America Operations
Inversago Pharma Inc., Canada	100			•
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk North America Operations A/S, Denmark	100				•
Novo Nordisk Inc., US	100	•
Novo Nordisk Pharmaceutical Industries LP, US	100		•
Novo Nordisk Pharmatech US, Inc., US	100	•
Novo Nordisk Pharma, Inc., US	100	•
Novo Nordisk Research Center Indianapolis, Inc., US	100			•
Novo Nordisk Research Center Seattle, Inc., US	100			•
Novo Nordisk US Bio Production, Inc., US	100		•
Novo Nordisk US Commercial Holdings, Inc., US	100				•
Novo Nordisk US Holdings Inc., US	100				•
Dicerna Pharmaceuticals, Inc., US	100			•
Emisphere Technologies, Inc., US	100				•
Forma Therapeutics, Inc., US	100			•

Region International Operations
Novo Nordisk Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•

Region EMEA
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharma GmbH, Austria	100	•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk Egypt Pharmaceuticals Ltd., Egypt	100	•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Estonia OÜ, Estonia	100	•
Novo Nordisk Farma OY, Finland	100	•
Biocorp Production S.A., France	100		•	•
Novo Nordisk, France	100	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk Ltd, Israel	100	•
Novo Nordisk S.P.A., Italy	100	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Latvia SIA, Latvia	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Farma dooel, North Macedonia	100	•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk B.V., Netherlands	100	•
Novo Nordisk Finance (Netherlands) B.V., Netherlands	100				•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Norway AS, Norway	100	•
Novo Nordisk Pharmaceutical Services Sp. z.o.o., Poland	100	•
Novo Nordisk Pharma Sp.z.o.o., Poland	100	•
Novo Nordisk Portugal, Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Limited Liability Company, Russia	100	•	•
Novo Nordisk Production Support LLC, Russia	100				•
Novo Nordisk Saudi for Trading, Saudi Arabia	100	•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•		•	•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZE, United Arab Emirates	100	•
Novo Nordisk Holding Limited, UK	100				•
Novo Nordisk Limited, UK	100	•
Novo Nordisk Research Centre Oxford Limited, UK	100			•

Company and country	Percentage of shares owned	Activity
Region China
Novo Nordisk (China) Pharmaceuticals Co. Ltd., China	100	•	•
Novo Nordisk (Shanghai) Pharma Trading Co., Ltd., China	100	•
Novo Nordisk Region China A/S, Denmark	100				•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•

Region Rest of World
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Novo Nordisk Colombia SAS, Colombia	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100				•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars, Iran	100	•	•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations Sdn Bhd, Malaysia	100	•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Panama S.A., Panama	100	•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk India Holding Pte Ltd., Singapore	100				•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	100	•
Novo Nordisk Vietnam Ltd., Vietnam	100	•

Other subsidiaries and associated companies
Company and country	Percentage of shares owned	Activity
NNE A/S, Denmark	100				•
NNIT A/S, Denmark	18				•
CS Solar Fund XIV, LLC, US	99				•

Companies without significant activities are not included in the list.
NNE A/S subsidiaries are not included in the list.